Discontinued Operations (Details) - Yitian Xindong - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020	May 31, 2020
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total consideration on discontinued operations			¥ 313,600
Disposal loss recognized	[1]	¥ 14,678

[1]	The results of operations and cash flows of discontinued operations included those of the discontinued operations from January 1, 2020 to May 18, 2020.